Document and Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	OPTHEA LIMITED
Entity Central Index Key	0001815620
Current Fiscal Year End Date	--06-30
Entity File Number	001-39621
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 4
Entity Address, Address Line Two	650 Chapel Street
Entity Address, City or Town	South Yarra
Entity Address, Postal Zip Code	3141
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Address, Country	AU
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Corporation Service Company
Entity Address, Address Line Two	1180 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	+61 3
Local Phone Number	9826 0399
Contact Personnel Name	Dr Megan Baldwin
Contact Personnel Email Address	info@opthea.com
Entity Address, Address Line Three	Suite 210
Entity Address, State or Province	NY
Ordinary Shares
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	351,003,541
American Depositary Shares
Document Information [Line Items]
Trading Symbol	OPT
Title of 12(b) Security	American Depositary Shares, each representing eight ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	12,717,119